Supplemental disclosure on comprehensive income statement (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government Grant [Line Items]
Amortization and write-off of intangible assets	$ 878,030	$ 465,913
Depreciation of property and equipment	603,894	356,103
Employee benefits	18,115,284	21,855,957
Share-based compensation	5,538,463	9,762,745
Grant received	204,791	226,420
Grant received recorded in research and development		149,575
Grant received recorded in selling, general and administrative	204,791	76,845
Amount of inventories recognized in cost of sales	844,304	326,279
Depreciation of right-of-use assets	$ 635,828	$ 570,411